Property and Equipment (Details) - Schedule of property and equipment - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jul. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,221,163	$ 164,228
Less: Accumulated depreciation	(144,537)	(53,199)	$ (235,450)
Net Property and Equipment	1,076,626	111,029	$ 1,035,109
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	144,585	144,585
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,053,966
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 22,612	$ 19,643